Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109	T: 617.570.1000 F: 617.523.1231 goodwinprocter.com

August 7, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

cc:	Accounting Group-Interpretations

Office of the Chief Accountant

U.S. Securities and Exchange Commission

100 F Street, N.E.; Mail Stop 7561

Washington, D.C., 20549-7561

Re:	CombinatoRx, Incorporated

Registration Statement on Form S-4 and Accounting Acquirer Letter

Ladies and Gentlemen:

Submitted herewith for filing on behalf of CombinatoRx, Incorporated (the “Registrant”) is the Registrant’s Registration Statement on Form S-4 relating to the issuance of up to 82,729,979 shares of common stock, par value $0.001 per share, of the Registrant in connection with an Agreement and Plan of Merger with inter alia Neuromed Pharmaceuticals Inc. (the “Merger”).

Please note that in connection with the Merger we have also electronically submitted a letter dated August 7, 2009 to the Office of the Chief Accountant seeking confirmation of the Registrant’s determination that the Registrant is the accounting acquirer upon the closing of the merger (the “Accounting Acquirer Letter”).

If you have any questions or require any additional information on the Registration Statement on Form S-4 or the Accounting Acquirer Letter, please contact Jason F. Cole, Esq. at (617) 301-7035 or the undersigned at (617) 570-1021.

Very truly yours,

/s/ MICHAEL J. MINAHAN

Michael J. Minahan

Enclosures

cc:	Jason F. Cole, Esq., CombinatoRx, Incorporated

Robert Forrester, CombinatoRx, Incorporated

Justin Renz, CombinatoRx, Incorporated

Stuart M. Cable, Esq., Goodwin Procter LLP

Joseph L. Johnson III, Esq., Goodwin Procter LLP